Net Loss per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to Phoenix New Media Limited	¥ (53,554)	¥ (102,496)	¥ (109,652)
Numerator:
Net loss attributable to Phoenix New Media Limited	¥ (53,554)	¥ (102,496)	¥ (109,652)
Ordinary Shares
Denominator:
Basic	576,786,817	582,241,827	582,324,325
Basic net income/(loss) per share	¥ (0.09)	¥ (0.18)	¥ (0.19)
Weighted average number of Class A and Class B ordinary shares used in computing net loss per share:
Basic	576,786,817	582,241,827	582,324,325
Diluted	576,786,817	582,241,827	582,324,325
Diluted net income/(loss) per share	¥ (0.09)	¥ (0.18)	¥ (0.19)
ADS
Denominator:
Basic	12,016,392	12,130,038	12,131,757
Basic net income/(loss) per share	¥ (4.46)	¥ (8.45)	¥ (9.04)
Weighted average number of Class A and Class B ordinary shares used in computing net loss per share:
Basic	12,016,392	12,130,038	12,131,757
Diluted	12,016,392	12,130,038	12,131,757
Diluted net income/(loss) per share	¥ (4.46)	¥ (8.45)	¥ (9.04)